Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Net [Abstract]
AGM domain name	$ 14,800	$ 14,800
Software	50,000
Total intangible assets	64,800	14,800
Less: accumulated amortization	(9,314)	(6,167)
Total intangible assets, net	$ 55,486	$ 8,633